TAXATION - Composition of income tax expense (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes [Line Items]
Deferred taxation	$ (2,820,958)	¥ (18,406,747)	¥ (20,923,558)	¥ (59,579,318)
Change in valuation allowance	2,820,958	18,406,747	20,923,558	59,579,318
Income tax benefit	1,098,099	7,165,097	0	0
Domestic tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	1,098,099	7,165,097	0	0
Deferred taxation	3,970,201	25,905,564	(5,772,005)	(39,763,083)
Change in valuation allowance	(3,970,201)	(25,905,564)	5,772,005	39,763,083
Foreign tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	(6,791,159)	(44,312,311)	(15,151,553)	(19,816,235)
Change in valuation allowance	$ 6,791,159	¥ 44,312,311	¥ 15,151,553	¥ 19,816,235